Tax Liabilities	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Tax Liabilities

20.     TAX LIABILITIES

	June 30, 2020	December 31, 2019
Ordinary ICMS	120,393	120,300
ICMS ST provision (a)	61,926	72,423
Taxes on invoicing – subsidiaries abroad	296,430	145,992
Social Security Tax (INSS) - suspension of the enforceability	-	50,147
Withholding tax (IRRF)	110,084	48,593
Other taxes payable - foreign subsidiaries	2,987	1,180
PIS and COFINS payable	101	1,207
INSS and service tax (ISS) payable	54,371	3,218
Others	77,355	399
	723,647	443,459

Judicial Deposits (note 12)	(54,909)	(62,356)

Current	614,839	320,890
Noncurrent	108,808	122,569

(a)   The Company has been discussing the illegality of changes in the state legislation for the payment of ICMS - ST. Part of the unpaid amount has been discussed in court by the Company and, in certain cases, the amounts have been deposited with the courts, as mentioned in Note 12.